Property, Plant and Equipment (Narrative) (Detail) $ in Millions	1 Months Ended											3 Months Ended			12 Months Ended
	Jan. 31, 2018 USD ($) a	Dec. 31, 2017 USD ($)	Sep. 30, 2017 Project	Aug. 31, 2017 USD ($) a	Jul. 31, 2017 USD ($) a	Mar. 31, 2017 USD ($)	Apr. 30, 2016 USD ($) a	Sep. 30, 2015 USD ($) a Fields	Mar. 31, 2015 USD ($) a	Dec. 31, 2014 USD ($)	Nov. 30, 2014 USD ($) a Fields	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($) a	Oct. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Project Cost																	$ 405	$ 40	$ 418
Retail Energy Marketing Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Amount of consideration																					$ 143
Gain from sale		$ 78
After tax gain on sale		$ 48
Contractual term of agreement to use brand		10 years
Retail Energy Marketing Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Scenario, Forecast
Property, Plant and Equipment [Line Items]
Expected benefit to be recognized																$ 65
Expected benefit to be recognized, net of tax																48
Retail Energy Marketing Assets | Disposal Group, Disposed of by Sale, Not Discontinued Operations | First Phase of Agreements to Sell Certain Assets
Property, Plant and Equipment [Line Items]
Amount of consideration		$ 79											$ 79				79
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Amount of consideration					$ 5						$ 120							$ 10		$ 200
Number of natural gas producers																				2
Development rights (number of acres) | a					2,000				11,000		24,000							4,000		100,000
Period for payments related to conveyance of natural gas storage fields											4 years									9 years
Proceeds from assignment of Shale Development Rights									$ 27	$ 16	$ 60									$ 100
Gas and oil area developed net remaining interest conveyed percentage					50.00%						50.00%							50.00%
Number of natural gas storage fields | Fields											1
Number of acres included in initial conveyance | a											12,000
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Oil and Gas Properties [Member] | Other operations and maintenance
Property, Plant and Equipment [Line Items]
Gain from sale					$ 5				27									$ 10
After tax gain on sale					$ 3				$ 16									6
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Oil and Gas Properties [Member] | Amended Agreement to Extend Conveyance of Development Rights [Member]
Property, Plant and Equipment [Line Items]
Development rights (number of acres) | a				70,000			70,000
Period for payments related to conveyance of natural gas storage fields									2 years
Development rights conveyed (number of acres) | a									9,000
Partial interest percentage conveyed							32.00%
Gas and oil area developed net remaining interest conveyed percentage				68.00%
Total consideration				$ 130									65
Gain from sale														$ 56
After tax gain on sale														33
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Oil and Gas Properties [Member] | Amended Agreement to Extend Conveyance of Development Rights [Member] | Royalty Interest
Property, Plant and Equipment [Line Items]
Gain from sale														9
After tax gain on sale														$ 5
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Oil and Gas Properties [Member] | Amended Agreement to Extend Conveyance of Development Rights [Member] | Final Conveyance
Property, Plant and Equipment [Line Items]
Gain from sale													65
After tax gain on sale													$ 47
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Oil and Gas Properties [Member] | Amended Agreement to Extend Conveyance of Development Rights [Member] | Scenario, Forecast
Property, Plant and Equipment [Line Items]
Total consideration												$ 65
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Oil and Gas Properties [Member] | Amended Agreement to Extend Conveyance of Development Rights [Member] | Other operations and maintenance
Property, Plant and Equipment [Line Items]
Revenue recognized							$ 35		$ 43
Revenue recognized net of tax							$ 21		$ 27
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Subsequent Event | Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Amount of consideration	$ 28
Development rights (number of acres) | a	18,000
Gas and oil area developed net remaining interest conveyed percentage	50.00%
Dominion Energy Gas Holdings, LLC | Marcellus Shale [Member] | Subsequent Event | Oil and Gas Properties [Member] | Other operations and maintenance
Property, Plant and Equipment [Line Items]
Gain from sale	$ 28
After tax gain on sale	$ 20
Dominion Energy Gas Holdings, LLC | Uticaand Point Pleasant Shale [Member] | Oil and Gas Properties [Member]
Property, Plant and Equipment [Line Items]
Amount of consideration								$ 52
Development rights (number of acres) | a								16,000
Proceeds from assignment of Shale Development Rights								$ 52
Number of natural gas storage fields | Fields								1
Dominion Energy Gas Holdings, LLC | Uticaand Point Pleasant Shale [Member] | Oil and Gas Properties [Member] | Other operations and maintenance
Property, Plant and Equipment [Line Items]
Gain from sale								$ 52
After tax gain on sale								$ 29
Virginia Electric and Power Company
Property, Plant and Equipment [Line Items]
Project Cost																	$ 41	$ 7	$ 43
Virginia Electric and Power Company | Two Solar Development Projects
Property, Plant and Equipment [Line Items]
Number of Projects | Project			2
Virginia Electric and Power Company | Scenario, Forecast | Two Solar Development Projects
Property, Plant and Equipment [Line Items]
MW Capacity | MW															155
Virginia Electric and Power Company | Scenario, Forecast | First Solar Development Project
Property, Plant and Equipment [Line Items]
Project Cost																$ 140
Virginia Electric and Power Company | Scenario, Forecast | Second Solar Development Project
Property, Plant and Equipment [Line Items]
Project Cost															$ 140
Virginia Electric and Power Company | Rental Portfolio of Electric Transmission Towers [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Property, Plant and Equipment [Line Items]
Amount of consideration						$ 91
Amount recognized in other income from sale						11
Amount to be recognized in other income ratably through 2023						$ 35